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                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

June 2, 2004                                             Jessica O'Mary
                                                         (617) 951-7819
                                                         jomary@ropesgray.com
                                                         --------------------


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Schroder Capital Funds (Delaware) (File No. 811-1911)
         ---------------------------------------------------------

Dear Ladies and Gentlemen:

         We are filing today, through EDGAR, under Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"), a Registration Statement on Form N-14 of Schroder Capital Funds (Delaware) (the "Trust") in connection with the registration of shares of its Schroder U.S. Opportunities Fund to be issued in connection with the proposed merger of the Schroder Small Capitalization Value Fund, a series of the Schroder Series Trust, with and into the Schroder U.S. Opportunities Fund. It is intended that the Registration Statement become effective on July 2, 2004 pursuant to Rule 488 under the 1933 Act.

         Please direct any questions concerning this filing to me at (617) 951-7819 or to Timothy W. Diggins of this office at (617) 951-7389.

                                                  Very truly yours,


                                                  /s/ JESSICA O'MARY
                                                  Jessica O'Mary

Enclosure

Cc:  Carin F. Muhlbaum, Esq.
     Mr. Alan Mandel
     Timothy W. Diggins, Esq.